Condensed Statements of Operations - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
General and administrative expenses	$ 84,749	$ 2,903,405	$ 2,392	$ 158,982	$ 3,176,474	$ 4,332,947
General and administrative expenses—related party	21,000	21,000	0	41,500	35,000	78,000
Franchise tax expenses	50,000	49,315	937	138,844	147,311	209,995
Loss from operations	(155,749)	(2,973,720)	(3,329)	(339,326)	(3,358,785)	(4,620,942)
Offering costs associated with derivative warrant liabilities			0		(1,413,340)	(1,413,340)
Change in fair value of derivative warrant liabilities	2,400,000	3,000,000	0	9,000,000	15,866,660	23,933,330
Income from investments held in Trust Account	568,143	6,079	0	600,790	9,953	23,684
Net icome before income taxes	2,812,394	32,359	(3,329)	9,261,464	11,104,488	17,922,732
Income tax expense	(57,686)		0	(57,686)		0
Net income (loss)	$ 2,754,708	$ 32,359	(3,329)	$ 9,203,778	$ 11,104,488	17,922,732
Weighted average shares outstanding, Basic	40,000,000	40,000,000		40,000,000	33,149,171
Common Class A [Member]
Net income (loss)			$ 0			$ 14,109,019
Weighted average shares outstanding, Basic			0			36,602,740
Weighted average shares outstanding, Diluted			0			36,602,740
Basic net income per share	$ 0.06	$ 0	$ 0	$ 0.18	$ 0.26	$ 0.39
Diluted net income per share	$ 0.06	$ 0	$ 0	$ 0.18	$ 0.26	$ 0.39
Common Class F [Member]
Net income (loss)			$ (3,329)			$ 3,813,712
Weighted average shares outstanding, Basic	10,000,000	10,000,000	7,500,000	10,000,000	9,785,912	9,893,836
Weighted average shares outstanding, Diluted	10,000,000	10,000,000	7,500,000	10,000,000	10,000,000	9,893,836
Basic net income per share	$ 0.06	$ 0	$ 0	$ 0.18	$ 0.26	$ 0.39
Diluted net income per share	$ 0.06	$ 0	$ 0	$ 0.18	$ 0.26	$ 0.39